Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 133,942,582	$ 182,422,817
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	186,408,044	285,867,370
Exploration and Extraction (formerly Pemex Exploration and Production) | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	59,818,214	34,325,751
Exploration and Extraction (formerly Pemex Exploration and Production) | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	31,916,156	24,453,758
Exploration and Extraction (formerly Pemex Exploration and Production) | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	28,561,758	28,348,410
Exploration and Extraction (formerly Pemex Exploration and Production) | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	25,680,550	25,737,767
Exploration and Extraction (formerly Pemex Exploration and Production) | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	13,461,553	6,024,454
Exploration and Extraction (formerly Pemex Exploration and Production) | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	9,873,370	6,716,573
Exploration and Extraction (formerly Pemex Exploration and Production) | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,587,176	3,658,416
Exploration and Extraction (formerly Pemex Exploration and Production) | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,826,250	33,149,103
Exploration and Extraction (formerly Pemex Exploration and Production) | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,960,612	4,086,521
Exploration and Extraction (formerly Pemex Exploration and Production) | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,392,556	593,807
Exploration and Extraction (formerly Pemex Exploration and Production) | Santuario
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	760,363	0
Exploration and Extraction (formerly Pemex Exploration and Production) | Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	569,486	4,955,853
Exploration and Extraction (formerly Pemex Exploration and Production) | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	62,681,511
Exploration and Extraction (formerly Pemex Exploration and Production) | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	33,518,405
Exploration and Extraction (formerly Pemex Exploration and Production) | Ixtal-Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	13,840,302
Exploration and Extraction (formerly Pemex Exploration and Production) | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 0	$ 3,776,739